CREDIT FACILITIES (Tables)	12 Months Ended
Dec. 31, 2022
Credit Facilities
Schedule of outstanding balances on short-term bank loans

Institute		Interest	Collateral/ December 31,		December 31,
name	Maturities	rate	Guarantee	2022	2021
China Merchants Bank	October 2014*	7.50%	Guarantee by 26 property rights	$788,119	$860,915
Xiamen Rural Commercial Bank	February 2023	6.58%	Guarantee by 14 property rights	473,825	—

Total				$1,261,944	$860,915

*	The short term loan with Industrial bank which should be repaid in 2014 was overdue result in an increase in interest from 7.50% to 11.25% per annual. The case is now under litigation and the guaranteed property is in auction which proceeds from will repay the loan and interests overdue.

Schedule of outstanding balances on long-term third party loans

		Interest	Collateral/	December 31,	December 31,
Institute name	Maturities	rate	Guarantee	2022	2021
Xiamen Rural Commercial Bank	February 2023	6.58%	Guarantee by	—	517,590
			14 property rights

Total				$—	$517,590